REGULATORY CAPITAL (Tables)	12 Months Ended
Jun. 30, 2013
REGULATORY CAPITAL [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

	June 30, 2013
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,926	20.24%	$30,807	19.33%
To Be Well Capitalized	16,266	10.0	15,936	10.0
For Capital Adequacy Purposes	13,013	8.0	12,749	8.0

Tier I Capital (to Risk-Weighted Assets)

Actual	$32,570	20.02%	$30,451	19.11%
To Be Well Capitalized	9,759	6.0	9,562	6.0
For Capital Adequacy Purposes	6,506	4.0	6,374	4.0

Tier I Capital (to Average Total Assets)

Actual	$32,570	11.88%	$30,451	11.11%
To Be Well Capitalized	13,712	5.0	13,707	5.0
For Capital Adequacy Purposes	10,970	4.0	10,966	4.0

	June 30, 2012
	WVS		West View
	Amount	Ratio	Amount	Ratio

	(Dollars in Thousands)

Total Capital (to Risk-Weighted Assets)

Actual	$32,211	20.69%	$30,803	19.80%
To Be Well Capitalized	15,566	10.00	15,559	10.00
For Capital Adequacy Purposes	12,405	8.00	12,447	8.00

Tier I Capital (to Risk-Weighted Assets)

Actual	$31,798	20.43%	$30,390	19.53%
To Be Well Capitalized	9,339	6.00	9,335	6.00
For Capital Adequacy Purposes	6,202	4.00	6,224	4.00

Tier I Capital (to Average Total Assets)

Actual	$31,798	11.14%	$30,390	10.67%
To Be Well Capitalized	14,272	5.00	14,244	5.00
For Capital Adequacy Purposes	11,418	4.00	11,395	4.00